INVESTMENTS IN AFFILIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES AND JOINT VENTURES

14.	INVESTMENTS IN AFFILIATES AND JOINT VENTURES

At December 31, 2016 and 2015, we have the following participation in investments that are recorded using the equity method:

	2016	2015
Golar Partners (1)	33.9%	30.7%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Power Limited ("Golar Power")	50%	—%
OneLNG	51%	—%
The Cool Pool Limited ("Pool Manager") (2)	33%	33%

(1) As of December 31, 2016, we held a 33.9% (2015: 30.7%) ownership interest in Golar Partners and 100% of IDRs.
(2) Pool Manager is a Marshall Islands service company that was established in September 2015 to facilitate the joint operations under the Cool Pool.

The carrying amounts of our investments in our equity method investments as at December 31, 2016 and 2015 are as follows:

(in thousands of $)	2016	2015
Golar Partners	507,182	536,090
ECGS	4,864	5,475
Golar Power	126,534	—
OneLNG	10,200	—
Equity in net assets of affiliates	648,780	541,565

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2016	2015
Cost	746,918	635,714
Dividend	(234,597)	(179,079)
Equity in net earnings of other affiliates	133,001	85,122
Share of other comprehensive (loss) income in affiliate	3,458	(192)
Equity in net assets of affiliates	648,780	541,565

Quoted market prices for ECGS, Golar Power and OneLNG are not available because these companies are not publicly traded.

Golar Partners

Golar Partners is an owner and operator of FSRUs and LNG carriers under long-term charters. Golar Partners is listed on the NASDAQ. Since the deconsolidation date of Golar Partners in December 2012, we have accounted for all our investments in Golar Partners under the equity method. The initial carrying value of our investments in Golar Partners was based on the fair value on the deconsolidation date.

Significant transactions arising in 2016 (i) included the end of the subordination period and the conversion of all the 15.9 million subordinated units (as held by us) to common units on a one-for-one basis in June 2016; and (ii) the IDR reset transaction in October 2016. The detail of which is described further below.

Exchange of Incentive Distribution Rights "IDR Reset"

On October 13, 2016, we entered into an equity exchange agreement with Golar Partners in which we reset our rights to receive cash distributions in respect of our interests in the incentive distribution rights, or Old IDRs, in exchange for the issuance of (i) New IDRs, (ii) an aggregate of 2,994,364 common units and 61,109 general partner units, and (iii) an aggregate of up to 748,592 additional common units and up to 15,278 additional general partner units that may be issued if target distributions are met ("the Earn-Out Units"). Half of the Earn-Out Units ("first tranche") will vest if we pay a distribution equal to or greater than $0.5775 per common unit in each of the quarterly periods ended December 31, 2016, March 31, 2017, June 30, 2017 and September 30, 2017. The remaining Earn-Out Units ("second tranche") will be issued if the first tranche of the Earn-Out Units vest and we pay a distribution equal to $0.5775 per common unit in the periods ending December 31, 2017, March 31, 2018, June 30, 2018 and September 30, 2018.

The New IDRs result in the minimum distribution level increasing from $0.3850 per common unit to $0.5775 per common unit. The fair value of the Old IDRs is not materially different to the fair value of all of the newly issued instruments.

In relation to this IDR Reset transaction, we analogized to the guidance within ASC 845 (non-monetary transactions) for the exchange of a controlled asset or group of assets that does not meet the definition of a business for a non-controlling interest. Under this guidance, we elected for the accounting policy choice to apply "carry over" accounting to the exchange and any future transactions which fall under the remit of the same guidance. The application of "carry over" accounting means that there is no income statement impact from the transaction. Furthermore, we considered the nature of the Earn-Out Units and determined that they met the definition of a derivative

Analogizing to the step acquisition guidance in ASC 323 (Investments - Equity Method and Joint Ventures) we calculated a new basis difference on the new units that were issued as part of the equity exchange.

The overall effect of the IDR Reset on the transaction date was (i) a reclassification of the initial fair value of the derivative from "Investment in affiliates" to "Other non-current assets" of $15.0 million, and (ii) the residual carrying value of the Old IDRs (after reclassification of the derivative fair value) was reallocated across the new instruments on a relative fair value basis.

As of December 31, 2016, the aggregate carrying value of our investments in Golar Partners was $507.2 million, which represents our total ownership interest in the Partnership of 33.9% and the IDRs. The estimated market value of our investments in Golar Partners are determined with reference to the quoted price of the common units, but adjusted to reflect the different rights associated with each class of investment.

Dividends received for the year ended December 31, 2016 and 2015, in relation to our investment in Golar Partners amounted to$55.3 million and $52.1 million, respectively.

ECGS

In December 2005, we entered into an agreement with the Egyptian Natural Gas Holding Company ("EGAS") and HK Petroleum Services to establish a jointly owned company ECGS, to develop operations in Egypt particularly in hydrocarbon and LNG related areas.

In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1 per share. This represents a 50% interest in the voting rights of ECGS and in December 2011, ECGS called up its remaining share capital amounting to $7.5 million. Of this, we paid $3.75 million to maintain our 50% equity interest.

As ECGS is jointly owned and operated together with other third parties, we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint control. Dividends received for each of the years ended December 31, 2016 and 2015 were $0.2 million and $0.7 million, respectively.

Golar Power

In July 2016, we entered into certain agreements forming a 50/50 joint venture with a private equity firm Stonepeak Infrastructure Partners ("Stonepeak"). Under the terms of the shareholders' agreement with Stonepeak in relation to the formation of the joint venture company, Golar Power, we have disposed of the entities that own and operate Golar Penguin, Golar Celsius, newbuild FSRU 8 and LNG Power Limited to Golar Power. As a result, commencing July 6, 2016, Golar Power and its subsidiaries have been considered as our affiliates and not as controlled subsidiaries of the Company. Accordingly, with effect from July 6, 2016 have been accounted for under the equity method accounting. See note 7.

Golar Power, offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure that was formed for the purpose of constructing and operating a combined cycle, gas fired, power plant in the State of Sergipe in Brazil ("Sergipe Project"). In October 2016, Golar Power reached a final investment decision on the Sergipe Project and, in November 2016, CELSE signed a long-term sale and purchase agreement with Ocean LNG Limited (an affiliate of Qatar Petroleum) for the supply of 1.3 million tons of LNG per annum.

OneLNG

On July 25, 2016 Golar and Schlumberger B.V. ("Schlumberger") entered into an agreement to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. OneLNG will be the exclusive vehicle for all projects that involve the conversion of natural gas to LNG which require both Schlumberger Production Management services and Golar's FLNG expertise. In accordance with the joint venture and shareholders' agreement, Golar holds 51% and Schlumberger the remaining 49% of OneLNG. By virtue of substantive participation rights held by Schlumberger we account for our investment in OneLNG under the equity method of accounting.

The Cool Pool ("Pool Manager")

In October 2015, we entered into an LNG carrier pooling arrangement with GasLog Carriers Ltd ("GasLog") and Dynagas Ltd ("Dynagas") to market our vessels which are currently operating in the LNG shipping spot market. As of December 31, 2016, the Cool Pool comprised of sixteen vessels, of which eight vessels were contributed by us, three vessels by GasLog, three vessels by Dynagas and two vessels by Golar Power. The vessel owner continues to be fully responsible for the manning and the technical management of their respective vessels. For the operation of the Cool Pool, a Marshall Islands service company ("Pool Manager") was established in September 2015. The Pool Manager is jointly owned and controlled by us, GasLog and Dynagas.

Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2016					December 31, 2015
	ECGS	Golar Partners	Pool Manager	Golar Power	OneLNG	ECGS	Golar Partners	Pool Manager
Balance Sheet
Current assets	34,415	160,927	9,695	59,419	19,939	38,030	131,851	4,901
Non-current assets	163	2,091,781	—	567,646	—	205	2,099,811	—
Current liabilities	23,648	215,472	9,695	60,613	1,137	27,320	262,966	4,901
Non-current liabilities	1,203	1,432,807	—	211,060	—	20	1,372,181	—
Non-controlling interest	—	67,976	—	—	—	—	66,765	—

Statement of Operations
Revenue	60,786	441,598	73,348	4,059	—	72,298	434,687	8,356
Net (loss) income	(595)	185,742	—	21,068	(1,200)	661	172,683	—